Share Capital Authorized and Issued (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Stock by Class

	September 30, 2025	December 31, 2024
Preference securities, par value $0.01 per share
Authorized	—	1,000,000
Issued and outstanding:
9% cumulative preference shares	—	5,835
The following table sets out the number and par value of shares authorized, issued and outstanding:

	September 30, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	103,026,764	111,730,209

Schedule of Common Shares Repurchased
The following table summarizes common shares repurchased in the three and nine months ended September 30, 2025 and 2024:

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Common shares repurchased	1,835,063	4,279,983	8,758,179	6,570,003
Cost of shares repurchased, inclusive of commissions	$31.9	$66.8	$142.7	$105.5
Weighted average price per share, inclusive of commissions	$17.40	$15.61	$16.30	$16.06